Long-Term Debt - Narrative (Detail)												3 Months Ended		5 Months Ended	6 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Aug. 10, 2022 USD ($)	Jul. 21, 2022 USD ($)	Apr. 21, 2022 USD ($)	Sep. 09, 2021 USD ($)	Feb. 24, 2021 USD ($)	Nov. 18, 2020 USD ($)	Oct. 01, 2020 USD ($)	Aug. 21, 2020 USD ($)	Apr. 16, 2020 USD ($)	Feb. 03, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2023	Nov. 18, 2021 USD ($)	Jan. 21, 2021 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Debt instrument face value								$ 19,000,000
Gain loss on extinguishment of debt																			$ (844,925)	$ 774,300
Amortization of debt issuance costs												$ 245,000	$ 45,000		$ 483,526	$ 89,732			601,161	173,761
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Amortization of debt issuance costs																			$ 601,000	173,000
PaycheckProtection Program [Member]
Debt Instrument [Line Items]
Proceeds from other long term debt																		$ 774,000
Gain loss on extinguishment of debt																				774,000
PaycheckProtection Program [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Proceeds from other long term debt									$ 774,000
Gain loss on extinguishment of debt																				$ 774,000
Long term debt date of maturity									Apr. 16, 2022
Debt instrument, interest rate, stated percentage									1.00%
New Short Term Loan to Finance Aviation Insurance Premium
Debt Instrument [Line Items]
Debt instrument face value																						$ 610,000
Debt issuance costs gross																						$ 0
Short term debt bearing fixed interest rate percentage																						3.89%
New Short Term Loan to Finance Aviation Insurance Premium | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument face value																						$ 610,000
Debt issuance costs gross																						$ 0
Short term debt bearing fixed interest rate percentage																						3.89%
Loans Payable [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member] | Insurance Premium Financing Leader [Member]
Debt Instrument [Line Items]
Long term debt term						1 year
Debt Issuance Costs						$ 0
Debt instrument, interest rate, stated percentage						4.52%
Proceeds from short-term debt						$ 432
Permanent loan agreement, dated August 21, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing August 21, 2035 | Prime Rate
Debt Instrument [Line Items]
Debt instrument variable interest rate spread												1.50%
Long term debt bearing variable interest rate percentage												4.75%			4.75%
Permanent loan agreement, dated August 21, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing August 21, 2035 | Prime Rate | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread																			1.50%
Long term debt bearing variable interest rate percentage														4.75%			4.75%		4.75%
Long term debt date of maturity																			Aug. 21, 2035
Permanent loan agreement, dated October 1, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing October 1, 2035 | Prime Rate
Debt Instrument [Line Items]
Debt instrument variable interest rate spread												1.50%
Long term debt bearing variable interest rate percentage												4.75%			4.75%
Permanent loan agreement, dated October 1, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing October 1, 2035 | Prime Rate | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread																			1.50%
Long term debt bearing variable interest rate percentage														4.75%			4.75%		4.75%
Long term debt date of maturity																			Oct. 01, 2035
Term loan agreement dated February 3, 2020, LIBOR + 2.5%, maturing February 3, 2027 | London Interbank Offered Rate [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Long term debt period over which principal and interest shall be repaid										10 years
Debt instrument variable interest rate spread																			2.50%
Long term debt date of maturity																			Feb. 03, 2027
Term loan agreement dated February 3, 2020, LIBOR + 2.5%, maturing February 3, 2027 | LIBOR
Debt Instrument [Line Items]
Debt instrument variable interest rate spread												2.50%
Term loan agreement dated September 30, 2019, LIBOR + 2.5%, maturing March 15, 2030
Debt Instrument [Line Items]
Debt instrument face value																									$ 12,882
Long term debt term											10 years
Long term debt initial period of interest only payments											6 months
Long term debt period over which principal and interest shall be repaid											10 years
Debt issuance costs gross																									$ 116,000
Long term debt draw period											6 months
Long term debt period of amortization of principal											20 years
Debt service coverage ratio minimum											1.25
Term loan agreement dated September 30, 2019, LIBOR + 2.5%, maturing March 15, 2030 | Through Third Quarter Of October Two Thousand And Twenty Four [Member]
Debt Instrument [Line Items]
Ratio of indebtedness to net capital												7			7
Term loan agreement dated September 30, 2019, LIBOR + 2.5%, maturing March 15, 2030 | Through Third Quarter Of October Two Thousand And Twenty Five [Member]
Debt Instrument [Line Items]
Ratio of indebtedness to net capital												6			6
Term loan agreement dated September 30, 2019, LIBOR + 2.5%, maturing March 15, 2030 | After Third Quarter Of October Two Thousand And Twenty Five [Member]
Debt Instrument [Line Items]
Ratio of indebtedness to net capital												5			5
Term loan agreement dated September 30, 2019, LIBOR + 2.5%, maturing March 15, 2030 | London Interbank Offered Rate [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument face value											$ 12,882,000
Long term debt term											10 years
Long term debt initial period of interest only payments											6 months
Long term debt period over which principal and interest shall be repaid											10 years
Debt instrument variable interest rate spread											2.50%								2.50%
Debt issuance costs gross											$ 116,000
Long term debt draw period											6 months
Long term debt period of amortization of principal											20 months
Debt service coverage ratio minimum											1.25
Long term debt date of maturity																			Mar. 15, 2030
Term loan agreement dated September 30, 2019, LIBOR + 2.5%, maturing March 15, 2030 | London Interbank Offered Rate [Member] | Through Third Quarter Of October Two Thousand And Twenty Four [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Ratio of indebtedness to net capital																					7
Term loan agreement dated September 30, 2019, LIBOR + 2.5%, maturing March 15, 2030 | London Interbank Offered Rate [Member] | Through Third Quarter Of October Two Thousand And Twenty Five [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Ratio of indebtedness to net capital																					6
Term loan agreement dated September 30, 2019, LIBOR + 2.5%, maturing March 15, 2030 | London Interbank Offered Rate [Member] | After Third Quarter Of October Two Thousand And Twenty Five [Member]
Debt Instrument [Line Items]
Ratio of indebtedness to net capital																					5
Term loan agreement dated September 30, 2019, LIBOR + 2.5%, maturing March 15, 2030 | LIBOR
Debt Instrument [Line Items]
Debt instrument variable interest rate spread											2.50%	2.50%
Taxable industrial development revenue bonds 2021
Debt Instrument [Line Items]
Debt instrument face value					$ 160,000,000
Long term debt term					15 years
Long term debt initial period of interest only payments					2 years
Debt issuance costs gross					$ 570,000
Long term debt bearing fixed interest rate percentage					6.50%
Gain loss on extinguishment of debt		$ 845,000
Proceeds from miscellaneous debt					$ 7,330,000
Taxable industrial development revenue bonds 2021 | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument face value					$ 160,000,000
Long term debt term					15 years
Long term debt initial period of interest only payments					2 years
Debt issuance costs gross					$ 570,000
Long term debt bearing fixed interest rate percentage					6.50%
Proceeds from miscellaneous debt					$ 7,330,000
Taxable industrial development revenue bonds 2021 | Other Nonoperating Income (Expense) [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Gain loss on extinguishment of debt		845,000
Taxable industrial revenue bonds, dated July 21, 2022, 11.5% interest rates, maturing September 1, 2027
Debt Instrument [Line Items]
Debt instrument variable interest rate spread												11.50%
Debt issuance costs gross		4,224,000
Proceeds from other long term debt	$ 25,000,000	$ 135,000,000
Long term debt bearing fixed interest rate percentage		11.50%
Debt service coverage ratio minimum														1.25
Debt instrument redemption price percentage		100.00%
Cash and minimum short term investments to be maintained		$ 8,000,000
Debt instrument mandatory prepayment premium percentage		3.00%
Taxable industrial revenue bonds, dated July 21, 2022, 11.5% interest rates, maturing September 1, 2027 | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread																			11.50%
Debt issuance costs gross		$ 4,224,000
Proceeds from other long term debt	$ 25,000,000	$ 135,000,000
Long term debt bearing fixed interest rate percentage		11.50%
Debt service coverage ratio minimum														1.25
Long term debt date of maturity		Sep. 01, 2027																	Sep. 01, 2027
Debt instrument interest rate terms														payable semiannually on March 1 and September 1 of each year
Debt instrument redemption price percentage		100.00%
Cash and minimum short term investments to be maintained		$ 8,000,000
Debt instrument mandatory prepayment premium percentage		3.00%
Taxable industrial revenue bonds, dated July 21, 2022, 11.5% interest rates, maturing September 1, 2027 | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Debt instrument prepayment premium percentage		3.00%
Taxable industrial revenue bonds, dated July 21, 2022, 11.5% interest rates, maturing September 1, 2027 | Debt Instrument, Redemption, Period One | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument prepayment premium percentage		3.00%
Taxable industrial revenue bonds, dated July 21, 2022, 11.5% interest rates, maturing September 1, 2027 | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Debt instrument prepayment premium percentage		2.00%
Taxable industrial revenue bonds, dated July 21, 2022, 11.5% interest rates, maturing September 1, 2027 | Debt Instrument, Redemption, Period Two | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument prepayment premium percentage		2.00%
Taxable industrial revenue bonds, dated July 21, 2022, 11.5% interest rates, maturing September 1, 2027 | Debt Instrument, Redemption, Period Three
Debt Instrument [Line Items]
Debt instrument prepayment premium percentage		0.00%
Taxable industrial revenue bonds, dated July 21, 2022, 11.5% interest rates, maturing September 1, 2027 | Debt Instrument, Redemption, Period Three | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument prepayment premium percentage		0.00%
Various term loan agreements, with earliest start at September 9, 2021, 5-5.5% interest rates, latest maturation on November 17, 2027 | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument maturity date range end				Nov. 17, 2027
Long term debt date of maturity																			Nov. 17, 2027
Various term loan agreements, with earliest start at September 9, 2021, 5-5.5% interest rates, latest maturation on November 17, 2027 | Maximum
Debt Instrument [Line Items]
Debt instrument face value				$ 66,000
Long term debt term				6 years
Long term debt bearing variable interest rate percentage												5.50%			5.50%
Long term debt bearing fixed interest rate percentage				5.50%
Various term loan agreements, with earliest start at September 9, 2021, 5-5.5% interest rates, latest maturation on November 17, 2027 | Maximum | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument face value				$ 66,000
Long term debt term				6 years
Long term debt bearing variable interest rate percentage														5.50%			5.50%		5.50%
Long term debt bearing fixed interest rate percentage				5.50%
Various term loan agreements, with earliest start at September 9, 2021, 5-5.5% interest rates, latest maturation on November 17, 2027 | Minimum
Debt Instrument [Line Items]
Debt instrument face value				$ 29,000
Long term debt term				5 years
Long term debt bearing variable interest rate percentage												5.00%			5.00%
Long term debt bearing fixed interest rate percentage				5.00%
Various term loan agreements, with earliest start at September 9, 2021, 5-5.5% interest rates, latest maturation on November 17, 2027 | Minimum | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument face value				$ 29,000
Long term debt term				5 years
Long term debt bearing variable interest rate percentage														5.00%			5.00%		5.00%
Long term debt bearing fixed interest rate percentage				5.00%
Various term loan agreements beginning with April 21, 2022
Debt Instrument [Line Items]
Long term debt term			5 years
Long term debt bearing fixed interest rate percentage			4.80%
Various term loan agreements beginning with April 21, 2022 | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Long term debt term			5 years
Long term debt bearing fixed interest rate percentage			4.80%
Long term debt date of maturity																	May 05, 2027
Various term loan agreements beginning with April 21, 2022 | Maximum
Debt Instrument [Line Items]
Debt instrument face value			$ 72,000
Various term loan agreements beginning with April 21, 2022 | Maximum | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument face value			72,000
Various term loan agreements beginning with April 21, 2022 | Minimum
Debt Instrument [Line Items]
Debt instrument face value			65,000
Various term loan agreements beginning with April 21, 2022 | Minimum | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument face value			$ 65,000
Live Oak Bank | Permanent loan agreement, dated August 21, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing August 21, 2035
Debt Instrument [Line Items]
Ratio of indebtedness to net capital								5
Live Oak Bank | Permanent loan agreement, dated August 21, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing August 21, 2035 | Prime Rate
Debt Instrument [Line Items]
Long term debt term								15 years
Long term debt initial period of interest only payments								2 years
Long term debt period over which principal and interest shall be repaid								13 years
Debt instrument variable interest rate spread								1.50%
Long term debt bearing variable interest rate percentage							4.75%	4.75%
Debt issuance costs gross								$ 951,000
Ratio of net cash flow to interest and service fees minimum								1.25
Live Oak Bank | Permanent loan agreement, dated August 21, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing August 21, 2035 | Prime Rate | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument face value								$ 19,000,000
Long term debt term							15 years	15 years
Long term debt initial period of interest only payments							2 years	2 years
Long term debt period over which principal and interest shall be repaid							13 years	13 years
Debt instrument variable interest rate spread							1.50%	1.50%
Long term debt bearing variable interest rate percentage							4.75%	4.75%
Debt issuance costs gross								$ 951,000
Ratio of net cash flow to interest and service fees minimum							1.25	1.25
Ratio of indebtedness to net capital							5	5
Live Oak Bank | Permanent loan agreement, dated October 1, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing October 1, 2035
Debt Instrument [Line Items]
Ratio of indebtedness to net capital							5
Live Oak Bank | Permanent loan agreement, dated October 1, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing October 1, 2035 | Prime Rate
Debt Instrument [Line Items]
Debt instrument face value																								$ 19,000,000
Long term debt term							15 years
Long term debt initial period of interest only payments							2 years
Long term debt period over which principal and interest shall be repaid							13 years
Debt instrument variable interest rate spread							1.50%
Debt issuance costs gross							$ 877,000
Ratio of net cash flow to interest and service fees minimum							1.25
Live Oak Bank | Permanent loan agreement, dated October 1, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing October 1, 2035 | Prime Rate | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt issuance costs gross								$ 877,000
RMB | Permanent loan agreement, dated August 21, 2020, greater of Prime + 1.5% or 4.75% interest rate, maturing August 21, 2035 | Prime Rate | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument face value																							$ 19,000,000
RMB | Term loan agreement dated February 3, 2020, LIBOR + 2.5%, maturing February 3, 2027
Debt Instrument [Line Items]
Debt instrument face value										$ 5,580,000
Long term debt term										7 years
Long term debt initial period of interest only payments										8 months
Long term debt period over which principal and interest shall be repaid										76 months
Debt issuance costs gross										$ 86,000
Long term debt draw period										60 days
Long term debt period of amortization of principal										10 years
RMB | Term loan agreement dated February 3, 2020, LIBOR + 2.5%, maturing February 3, 2027 | London Interbank Offered Rate [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Debt Instrument [Line Items]
Debt instrument face value										$ 5,580,000
Long term debt term										7 years
Long term debt initial period of interest only payments										8 months
Long term debt period over which principal and interest shall be repaid										76 months
Debt instrument variable interest rate spread										2.50%
Debt issuance costs gross										$ 86,000
Long term debt draw period										60 days
RMB | Term loan agreement dated February 3, 2020, LIBOR + 2.5%, maturing February 3, 2027 | LIBOR
Debt Instrument [Line Items]
Debt instrument variable interest rate spread										2.50%